Long-term assets - E.1.5. Goodwill and indefinite useful life trademarks (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Goodwill	$ 4,094	$ 4,107
Intangible assets, net	912	910
Guatemala
Disclosure of information for cash-generating units [line items]
Goodwill	2,477	2,470
Intangible assets, net	912	910
Panama
Disclosure of information for cash-generating units [line items]
Goodwill	907	907
El Salvador
Disclosure of information for cash-generating units [line items]
Goodwill	194	194
Costa Rica
Disclosure of information for cash-generating units [line items]
Goodwill	139	135
Paraguay
Disclosure of information for cash-generating units [line items]
Goodwill	41	44
Colombia
Disclosure of information for cash-generating units [line items]
Goodwill	135	155
Nicaragua
Disclosure of information for cash-generating units [line items]
Goodwill	197	197
Bolivia
Disclosure of information for cash-generating units [line items]
Goodwill	$ 3	$ 3